Income Tax	10 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
NOTE 8. INCOME TAX
The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$551,466
Net operating loss carryforwards	32,562

Total deferred tax assets	584,028
Valuation allowance	(584,028)

Deferred tax assets, net of allowance	$0

The income tax provision for the period from March 1, 2021 (inception) through December 31, 2021 consists of the following:

Federal
Current	$0
Deferred	(584,028)
State
Current	0
Deferred	0
Change in valuation allowance	584,028

Income tax provision	$0

As of December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $155,000 that may be carried forward indefinitely.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2021, the valuation allowance was $584,028.
A reconciliation of the federal income tax rate to the Company’s effective tax
rate as of December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Other	0.0%
Change in valuation allowance	(15.1)%
Business Combination transaction costs	(5.9)%

Income tax provision	0.0%

The Company’s effective tax rates for the period presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets and permanent differences.
The Company files income tax returns in the U.S. federal jurisdiction and California which remain open and subject to examination.